INCOME TAXES - Tax on income/loss before taxation (Details) - TRY (₺) ₺ in Thousands				12 Months Ended
	Jan. 01, 2023	Dec. 31, 2020	Jan. 01, 2006	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
INCOME TAXES
(Loss)/income before income taxes				₺ (5,742,321)	₺ (2,100,697)	₺ 142,744
Tax calculated at enacted tax rate of 25% (2024: 25%, 2023: 25%)				1,435,580	525,174	(35,686)
Utilized tax losses and incentives				104,341	388,960	689,314
Effect of unrecognized deferred taxes and inflation adjustments				(1,458,371)	(913,979)	(698,743)
Other				(38,405)	₺ (155)	₺ 45,115
Income tax credit/(expense)				₺ 43,145
Enacted tax rate (in percent)	20.00%	20.00%	20.00%	25.00%	25.00%	25.00%	23.00%	25.00%